REVENUE - DISAGGREGATED REVENUE - TYPE (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									$ 833,677	$ 782,331
Revenues out of scope									1,119,991	1,809,714
Total operating revenues	$ 400,044	$ 298,974	$ 639,614	$ 615,036	$ 479,081	$ 434,942	$ 866,255	$ 811,767	1,953,668	2,592,045	$ 2,915,109
Residential
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									549,333	497,445
Commercial and industrial
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									208,665	216,879
Firm transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									69,357	61,370
Interruptible and off-tariff
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									6,322	6,637
Operating Segments
Disaggregation of Revenue [Line Items]
Total operating revenues									1,907,687	2,551,683	$ 2,916,044
Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues out of scope									0	0
Total operating revenues									49,810	48,600
Home Services and Other | Residential
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									48,867	47,655
Home Services and Other | Commercial and industrial
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									943	945
Home Services and Other | Firm transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Home Services and Other | Interruptible and off-tariff
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Natural Gas Distribution | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									695,858	680,151
Revenues out of scope									34,065	30,642
Total operating revenues									729,923	710,793
Natural Gas Distribution | Operating Segments | Residential
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									490,233	440,787
Natural Gas Distribution | Operating Segments | Commercial and industrial
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									129,946	171,357
Natural Gas Distribution | Operating Segments | Firm transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									69,357	61,370
Natural Gas Distribution | Operating Segments | Interruptible and off-tariff
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									6,322	6,637
Clean Energy Ventures | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									21,483	22,121
Revenues out of scope									81,134	75,978
Total operating revenues									102,617	98,099
Clean Energy Ventures | Operating Segments | Residential
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									10,233	9,003
Clean Energy Ventures | Operating Segments | Commercial and industrial
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									11,250	13,118
Clean Energy Ventures | Operating Segments | Firm transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Clean Energy Ventures | Operating Segments | Interruptible and off-tariff
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Energy Services | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									24,511	31,459
Revenues out of scope									1,004,792	1,703,094
Total operating revenues									1,029,303	1,734,553
Energy Services | Operating Segments | Residential
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Energy Services | Operating Segments | Commercial and industrial
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									24,511	31,459
Energy Services | Operating Segments | Firm transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Energy Services | Operating Segments | Interruptible and off-tariff
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Storage and Transportation | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									42,015	0
Revenues out of scope									0	0
Total operating revenues									42,015	0
Storage and Transportation | Operating Segments | Residential
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Storage and Transportation | Operating Segments | Commercial and industrial
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									42,015	0
Storage and Transportation | Operating Segments | Firm transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Storage and Transportation | Operating Segments | Interruptible and off-tariff
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									$ 0	$ 0